Long-term Debt	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Long-term Debt

Note 8 – Long-term Debt

Revolving loan – On February 22, 2021, the Company entered into a revolving loan agreement (the Loan Agreement) with a maturity of February 22, 2024. The Loan Agreement provides for a maximum revolving loan (the Revolving Loan) of $35,000,000 with an initial borrowing base of $10,000,000. In October 2022, the Loan Agreement was amended. The total borrowing base and sublimit increased to $30,000,000 for the Revolving Loan.

All sums advanced under the Revolving Loan, together with all accrued but unpaid interest thereon, are due in full at maturity. The Loan Agreement requires the Company to maintain certain affirmative and negative covenants, including certain financial ratios defined in the Loan Agreement, and provides the lender with a first security interest in substantially all of the Company assets. The interest rate of the Revolving Loan is the lesser of the (1) Wall Street Journal prime rate, plus the applicable margin, or (2) the Maximum Rate as defined per the Loan Agreement. Commitment fees equal to 0.5% of the undrawn amount are payable quarterly under this agreement.

On March 31, 2023, the Company amended its Loan Agreement to provide for a maximum Revolving Loan of $50,000,000 which matures on February 22, 2026. As of the date of the amendment the borrowing base was increased to $35,000,000, with a sublimit of $25,000,000, and continues to be subject to regular redeterminations by the lender. Permitted distributions are subject to limitations defined within the amendment and required hedge transactions are amended such that as of September 30, 2023, and thereafter, so long as the borrowing base utilization exceeds 60%, the Company is required to maintain crude oil hedges of at least 60% of the Company’s anticipated crude oil production for a period of not less than 12 months, to be complied with on a quarterly basis.

On August 31, 2023, the Company amended its Loan Agreement to decrease the borrowing base to $33,000,000.

On January 31, 2024, the Company received a waiver of the minimum hedge transaction requirement from the lender through July 1, 2024. However, should the Company increase their utilization above 60%, then they will need to reapply required hedges, receive another waiver from the lender, or repay the loan in full.

In September 2024, the Company fully repaid the outstanding balance on the Revolving Loan and was fully released from the Revolving Loan effective October 1, 2024.

March 2023 term loan – The March 2023 amended Loan Agreement also allows for a new Term Loan (March 2023 Term Loan) in the amount of $10,000,000 which commences on the date of the amendment and continues through July 31, 2023, after which the Lender shall have no further commitment to make an advance on the March 2023 Term Loan, so long as the aggregate advances do not exceed $10,000,000. The March 2023 Term Loan shall be payable in monthly principal installments commencing on August 1, 2023, plus all accrued interest, and matures on July 1, 2024. The March 2023 Term Loan bears interest at a rate equal to the sum of the Prime Rate, plus the Applicable Margin (as defined in the Loan Agreement); provided, however, that the interest rate on the March 2023 Term Loan shall never fall below 3.75%. In June 2024, the Company fully repaid the outstanding balance on the March 2023 Term Loan.

Interest expense related to the Revolving Loan and the Term Loans for the periods ended September 30, 2024 and 2023, was approximately $929,000 and $1,450,000, respectively.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements